Intangible Asset (Tables)	6 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible asset
	As of December 31,	As of June 30,
	2022	2022
Copyright licenses	$2,889,491	$2,845,857
SaaS	144,986	149,296
	3,034,477	2,995,153
Less: accumulated amortization	(915,957)	(790,742)
	$2,118,520	$2,204,411

Schedule of amortization amount of intangible asset by fiscal years
2022	$260,069
2023	260,069
2024	260,069
2025	260,069
2026	260,069
Thereafter	818,175
Total	$2,118,520